Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund & Variable Insurance Trust
Entity Central Index Key	0000810695
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000016090
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Class A
Trading Symbol	HSUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.44%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
AssetsNet	$ 75,238,186
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 274,875
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$75,238,186 Number of Portfolio Holdings27 Advisory Fee $274,875 Portfolio Turnover154%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.6%
Health Care	2.1%
Real Estate	3.4%
Consumer Staples	13.1%
Technology	13.3%
Financials	20.7%
Communications	21.5%
Consumer Discretionary	24.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	6.1%
Microsoft Corporation	5.6%
Netflix, Inc.	5.2%
Apollo Global Management, Inc.	5.1%
Spotify Technology S.A.	5.0%
Meta Platforms, Inc. - Class A	5.0%
KKR & Company, Inc.	4.8%
Costco Wholesale Corporation	4.8%
Live Nation Entertainment, Inc.	4.7%
Walmart, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000135444
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Class C
Trading Symbol	HSUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.14%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.14%
AssetsNet	$ 75,238,186
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 274,875
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$75,238,186 Number of Portfolio Holdings27 Advisory Fee $274,875 Portfolio Turnover154%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.6%
Health Care	2.1%
Real Estate	3.4%
Consumer Staples	13.1%
Technology	13.3%
Financials	20.7%
Communications	21.5%
Consumer Discretionary	24.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	6.1%
Microsoft Corporation	5.6%
Netflix, Inc.	5.2%
Apollo Global Management, Inc.	5.1%
Spotify Technology S.A.	5.0%
Meta Platforms, Inc. - Class A	5.0%
KKR & Company, Inc.	4.8%
Costco Wholesale Corporation	4.8%
Live Nation Entertainment, Inc.	4.7%
Walmart, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000016092
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Institutional
Trading Symbol	HSUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	1.17%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
AssetsNet	$ 75,238,186
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 274,875
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$75,238,186 Number of Portfolio Holdings27 Advisory Fee $274,875 Portfolio Turnover154%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.6%
Health Care	2.1%
Real Estate	3.4%
Consumer Staples	13.1%
Technology	13.3%
Financials	20.7%
Communications	21.5%
Consumer Discretionary	24.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	6.1%
Microsoft Corporation	5.6%
Netflix, Inc.	5.2%
Apollo Global Management, Inc.	5.1%
Spotify Technology S.A.	5.0%
Meta Platforms, Inc. - Class A	5.0%
KKR & Company, Inc.	4.8%
Costco Wholesale Corporation	4.8%
Live Nation Entertainment, Inc.	4.7%
Walmart, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000016036
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Class A
Trading Symbol	HDCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
AssetsNet	$ 40,019,713
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 138,431
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,019,713 Number of Portfolio Holdings66 Advisory Fee $138,431 Portfolio Turnover72%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	61.0%
Exchange-Traded Funds	26.3%
Money Market Funds	2.0%
Purchased Options	10.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Health Care	2.0%
Money Market Funds	2.1%
Industrials	2.5%
Utilities	2.8%
Real Estate	3.1%
Consumer Staples	3.5%
Energy	4.0%
Communications	6.1%
Consumer Discretionary	7.2%
Financials	9.6%
Technology	22.2%
Equity	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	3.7%
iShares Core S&P 500 ETF	3.3%
SPDR S&P 500 ETF Trust ETF	3.1%
Amazon.com, Inc.	3.0%
Microsoft Corporation	3.0%
Consumer Staples Select Sector SPDR Fund	2.8%
Financial Select Sector SPDR ETF	2.8%
JPMorgan Chase & Company	2.6%
Exxon Mobil Corporation	2.6%
NVIDIA Corporation	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000135443
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Class C
Trading Symbol	HDCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	2.46%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.46%
AssetsNet	$ 40,019,713
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 138,431
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,019,713 Number of Portfolio Holdings66 Advisory Fee $138,431 Portfolio Turnover72%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	61.0%
Exchange-Traded Funds	26.3%
Money Market Funds	2.0%
Purchased Options	10.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Health Care	2.0%
Money Market Funds	2.1%
Industrials	2.5%
Utilities	2.8%
Real Estate	3.1%
Consumer Staples	3.5%
Energy	4.0%
Communications	6.1%
Consumer Discretionary	7.2%
Financials	9.6%
Technology	22.2%
Equity	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	3.7%
iShares Core S&P 500 ETF	3.3%
SPDR S&P 500 ETF Trust ETF	3.1%
Amazon.com, Inc.	3.0%
Microsoft Corporation	3.0%
Consumer Staples Select Sector SPDR Fund	2.8%
Financial Select Sector SPDR ETF	2.8%
JPMorgan Chase & Company	2.6%
Exxon Mobil Corporation	2.6%
NVIDIA Corporation	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000016038
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Institutional
Trading Symbol	HDCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
AssetsNet	$ 40,019,713
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 138,431
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,019,713 Number of Portfolio Holdings66 Advisory Fee $138,431 Portfolio Turnover72%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	61.0%
Exchange-Traded Funds	26.3%
Money Market Funds	2.0%
Purchased Options	10.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Health Care	2.0%
Money Market Funds	2.1%
Industrials	2.5%
Utilities	2.8%
Real Estate	3.1%
Consumer Staples	3.5%
Energy	4.0%
Communications	6.1%
Consumer Discretionary	7.2%
Financials	9.6%
Technology	22.2%
Equity	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	3.7%
iShares Core S&P 500 ETF	3.3%
SPDR S&P 500 ETF Trust ETF	3.1%
Amazon.com, Inc.	3.0%
Microsoft Corporation	3.0%
Consumer Staples Select Sector SPDR Fund	2.8%
Financial Select Sector SPDR ETF	2.8%
JPMorgan Chase & Company	2.6%
Exxon Mobil Corporation	2.6%
NVIDIA Corporation	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000212570
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Class A
Trading Symbol	RFXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%
AssetsNet	$ 1,198,314,505
Holdings Count | Holding	961
Advisory Fees Paid, Amount	$ 8,168,173
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,198,314,505 Number of Portfolio Holdings961 Advisory Fee (net of waivers)$8,168,173 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	77.7%
Corporate Bonds	14.6%
Money Market Funds	6.8%
Preferred Stocks	0.8%
Term Loans	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
CMO	0.1%
Agency MBS	0.1%
Other	0.1%
ABS	0.3%
Banking	0.3%
Real Estate	0.4%
Financial Services	0.8%
CDO	1.3%
Money Market Funds	6.8%
Financials	13.9%
CMBS	33.1%
Non-Agency Residential Mortgage Backed Securities	42.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 0.000%, 06/07/69	9.8%
GS Mortgage Securities Trust, 6.576%, 08/10/43	1.8%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.5%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.3%
JP Morgan Chase Commercial Mortgage Securities, 5.129%, 05/15/45	1.3%
GS Mortgage Securities Trust, 5.295%, 08/10/44	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
WFRBS Commercial Mortgage Trust, 0.000%, 06/15/46	1.1%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	1.0%
CG-CCRE Commercial Mortgage Trust, 5.576%, 06/15/31	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000212571
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Class C
Trading Symbol	RFXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	2.71%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.71%
AssetsNet	$ 1,198,314,505
Holdings Count | Holding	961
Advisory Fees Paid, Amount	$ 8,168,173
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,198,314,505 Number of Portfolio Holdings961 Advisory Fee (net of waivers)$8,168,173 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	77.7%
Corporate Bonds	14.6%
Money Market Funds	6.8%
Preferred Stocks	0.8%
Term Loans	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
CMO	0.1%
Agency MBS	0.1%
Other	0.1%
ABS	0.3%
Banking	0.3%
Real Estate	0.4%
Financial Services	0.8%
CDO	1.3%
Money Market Funds	6.8%
Financials	13.9%
CMBS	33.1%
Non-Agency Residential Mortgage Backed Securities	42.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 0.000%, 06/07/69	9.8%
GS Mortgage Securities Trust, 6.576%, 08/10/43	1.8%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.5%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.3%
JP Morgan Chase Commercial Mortgage Securities, 5.129%, 05/15/45	1.3%
GS Mortgage Securities Trust, 5.295%, 08/10/44	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
WFRBS Commercial Mortgage Trust, 0.000%, 06/15/46	1.1%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	1.0%
CG-CCRE Commercial Mortgage Trust, 5.576%, 06/15/31	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000212569
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Institutional
Trading Symbol	RFXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
AssetsNet	$ 1,198,314,505
Holdings Count | Holding	961
Advisory Fees Paid, Amount	$ 8,168,173
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,198,314,505 Number of Portfolio Holdings961 Advisory Fee (net of waivers)$8,168,173 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	77.7%
Corporate Bonds	14.6%
Money Market Funds	6.8%
Preferred Stocks	0.8%
Term Loans	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
CMO	0.1%
Agency MBS	0.1%
Other	0.1%
ABS	0.3%
Banking	0.3%
Real Estate	0.4%
Financial Services	0.8%
CDO	1.3%
Money Market Funds	6.8%
Financials	13.9%
CMBS	33.1%
Non-Agency Residential Mortgage Backed Securities	42.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 0.000%, 06/07/69	9.8%
GS Mortgage Securities Trust, 6.576%, 08/10/43	1.8%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.5%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.3%
JP Morgan Chase Commercial Mortgage Securities, 5.129%, 05/15/45	1.3%
GS Mortgage Securities Trust, 5.295%, 08/10/44	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
WFRBS Commercial Mortgage Trust, 0.000%, 06/15/46	1.1%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	1.0%
CG-CCRE Commercial Mortgage Trust, 5.576%, 06/15/31	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000078667
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Class A
Trading Symbol	RHSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.73%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%
AssetsNet	$ 9,120,023
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,120,023 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$0 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.7%
Open End Funds	90.6%
Short-Term Investments	7.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.7%
Money Market Funds	1.4%
Alternative	4.2%
U.S. Treasury Obligations	6.6%
Open-End Funds	72.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	69.4%
United States Treasury Bill, 4.280%, 09/04/25	6.6%
AQR Long-Short Equity Fund	4.2%
Catalyst/CIFC Senior Secured Income Fund	2.4%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000169251
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Class C
Trading Symbol	RHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.47%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.47%
AssetsNet	$ 9,120,023
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,120,023 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$0 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.7%
Open End Funds	90.6%
Short-Term Investments	7.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.7%
Money Market Funds	1.4%
Alternative	4.2%
U.S. Treasury Obligations	6.6%
Open-End Funds	72.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	69.4%
United States Treasury Bill, 4.280%, 09/04/25	6.6%
AQR Long-Short Equity Fund	4.2%
Catalyst/CIFC Senior Secured Income Fund	2.4%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000169252
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Institutional
Trading Symbol	RHSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.48%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%
AssetsNet	$ 9,120,023
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,120,023 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$0 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.7%
Open End Funds	90.6%
Short-Term Investments	7.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.7%
Money Market Funds	1.4%
Alternative	4.2%
U.S. Treasury Obligations	6.6%
Open-End Funds	72.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	69.4%
United States Treasury Bill, 4.280%, 09/04/25	6.6%
AQR Long-Short Equity Fund	4.2%
Catalyst/CIFC Senior Secured Income Fund	2.4%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000047568
Shareholder Report [Line Items]
Fund Name	Rational Tactical Return Fund
Class Name	Class A
Trading Symbol	HRSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.25%
AssetsNet	$ 53,833,625
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 438,406
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$53,833,625 Number of Portfolio Holdings21 Advisory Fee (net of waivers)$438,406 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.1%
Purchased Options	0.1%
U.S. Government & Agencies	88.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.9%
Money Market Funds	9.2%
U.S. Treasury Obligations	73.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000169250
Shareholder Report [Line Items]
Fund Name	Rational Tactical Return Fund
Class Name	Class C
Trading Symbol	HRSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	3.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	3.00%
AssetsNet	$ 53,833,625
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 438,406
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$53,833,625 Number of Portfolio Holdings21 Advisory Fee (net of waivers)$438,406 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.1%
Purchased Options	0.1%
U.S. Government & Agencies	88.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.9%
Money Market Funds	9.2%
U.S. Treasury Obligations	73.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000047570
Shareholder Report [Line Items]
Fund Name	Rational Tactical Return Fund
Class Name	Institutional
Trading Symbol	HRSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%
AssetsNet	$ 53,833,625
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 438,406
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$53,833,625 Number of Portfolio Holdings21 Advisory Fee (net of waivers)$438,406 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.1%
Purchased Options	0.1%
U.S. Government & Agencies	88.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.9%
Money Market Funds	9.2%
U.S. Treasury Obligations	73.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000216242
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Class A
Trading Symbol	PBXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.24%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
AssetsNet	$ 206,043,646
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 731,922
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$206,043,646 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$731,922 Portfolio Turnover72%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	16.7%
Convertible Bonds	59.3%
Money Market Funds	1.6%
Preferred Stocks	22.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	1.5%
Industrials	2.1%
Health Care	4.4%
Consumer Discretionary	9.1%
Real Estate	11.8%
Communications	12.0%
Utilities	12.2%
Technology	22.3%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Uber Technologies, Inc., 0.875%, 12/01/28	5.1%
Bank of America Corporation	4.7%
Wells Fargo & Company	4.7%
Booking Holdings, Inc.	4.5%
Dexcom, Inc., 0.250%, 11/15/25	4.4%
Apollo Global Management, Inc.	4.2%
KKR & Company, Inc.	4.0%
PPL Capital Funding, Inc., 2.875%, 03/15/28	3.8%
DraftKings, Inc., 0.000%, 03/15/28	3.8%
Shift4 Payments, Inc., 0.500%, 08/01/27	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000216243
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Class C
Trading Symbol	PBXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
AssetsNet	$ 206,043,646
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 731,922
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$206,043,646 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$731,922 Portfolio Turnover72%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	16.7%
Convertible Bonds	59.3%
Money Market Funds	1.6%
Preferred Stocks	22.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	1.5%
Industrials	2.1%
Health Care	4.4%
Consumer Discretionary	9.1%
Real Estate	11.8%
Communications	12.0%
Utilities	12.2%
Technology	22.3%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Uber Technologies, Inc., 0.875%, 12/01/28	5.1%
Bank of America Corporation	4.7%
Wells Fargo & Company	4.7%
Booking Holdings, Inc.	4.5%
Dexcom, Inc., 0.250%, 11/15/25	4.4%
Apollo Global Management, Inc.	4.2%
KKR & Company, Inc.	4.0%
PPL Capital Funding, Inc., 2.875%, 03/15/28	3.8%
DraftKings, Inc., 0.000%, 03/15/28	3.8%
Shift4 Payments, Inc., 0.500%, 08/01/27	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000216241
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Institutional
Trading Symbol	PBXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
AssetsNet	$ 206,043,646
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 731,922
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$206,043,646 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$731,922 Portfolio Turnover72%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	16.7%
Convertible Bonds	59.3%
Money Market Funds	1.6%
Preferred Stocks	22.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	1.5%
Industrials	2.1%
Health Care	4.4%
Consumer Discretionary	9.1%
Real Estate	11.8%
Communications	12.0%
Utilities	12.2%
Technology	22.3%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Uber Technologies, Inc., 0.875%, 12/01/28	5.1%
Bank of America Corporation	4.7%
Wells Fargo & Company	4.7%
Booking Holdings, Inc.	4.5%
Dexcom, Inc., 0.250%, 11/15/25	4.4%
Apollo Global Management, Inc.	4.2%
KKR & Company, Inc.	4.0%
PPL Capital Funding, Inc., 2.875%, 03/15/28	3.8%
DraftKings, Inc., 0.000%, 03/15/28	3.8%
Shift4 Payments, Inc., 0.500%, 08/01/27	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000172993
Shareholder Report [Line Items]
Fund Name	Return Stacked Balanced Allocation & Systematic Macro Fund
Class Name	Class A
Trading Symbol	RDMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	2.22%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.22%
AssetsNet	$ 39,561,730
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 416,533
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,561,730 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$416,533 Portfolio Turnover87%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	62.6%
Money Market Funds	34.5%
U.S. Government & Agencies	2.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.4%
U.S. Treasury Obligations	2.5%
Money Market Funds	30.2%
Equity	54.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	54.9%
United States Treasury Bill, 4.080%, 07/29/25	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000172994
Shareholder Report [Line Items]
Fund Name	Return Stacked Balanced Allocation & Systematic Macro Fund
Class Name	Class C
Trading Symbol	RDMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	2.97%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	2.97%
AssetsNet	$ 39,561,730
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 416,533
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,561,730 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$416,533 Portfolio Turnover87%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	62.6%
Money Market Funds	34.5%
U.S. Government & Agencies	2.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.4%
U.S. Treasury Obligations	2.5%
Money Market Funds	30.2%
Equity	54.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	54.9%
United States Treasury Bill, 4.080%, 07/29/25	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000172995
Shareholder Report [Line Items]
Fund Name	Return Stacked Balanced Allocation & Systematic Macro Fund
Class Name	Institutional
Trading Symbol	RDMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	1.97%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.97%
AssetsNet	$ 39,561,730
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 416,533
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,561,730 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$416,533 Portfolio Turnover87%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	62.6%
Money Market Funds	34.5%
U.S. Government & Agencies	2.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.4%
U.S. Treasury Obligations	2.5%
Money Market Funds	30.2%
Equity	54.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	54.9%
United States Treasury Bill, 4.080%, 07/29/25	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000252107
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Class A
Trading Symbol	RNEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.25%
AssetsNet	$ 10,279,471
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,279,471 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$0 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.0%
Money Market Funds	9.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.3%
Money Market Funds	7.7%
Equity	78.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	48.6%
SPDR S&P 500 ETF Trust ETF	29.4%

C000252105
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Class C
Trading Symbol	RNECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	3.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	3.00%
AssetsNet	$ 10,279,471
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,279,471 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$0 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.0%
Money Market Funds	9.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.3%
Money Market Funds	7.7%
Equity	78.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	48.6%
SPDR S&P 500 ETF Trust ETF	29.4%

C000252106
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Institutional
Trading Symbol	RNEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%
AssetsNet	$ 10,279,471
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,279,471 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$0 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.0%
Money Market Funds	9.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.3%
Money Market Funds	7.7%
Equity	78.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	48.6%
SPDR S&P 500 ETF Trust ETF	29.4%